Janus Henderson Enterprise Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Common Stocks – 95.9%
Aerospace & Defense – 1.0%
L3Harris Technologies Inc	728,022	$153,088,466
Standardaero Inc*	2,475,495	61,293,256
		214,381,722
Airlines – 0.6%
Ryanair Holdings PLC (ADR)	3,325,187	144,944,901
Biotechnology – 2.8%
Argenx SE (ADR)*	305,977	188,175,855
Ascendis Pharma A/S (ADR)*	976,876	134,486,519
Revolution Medicines Inc*	1,855,381	81,154,365
Sarepta Therapeutics Inc*	944,695	114,865,465
Vaxcyte Inc*	1,380,608	113,016,571
		631,698,775
Capital Markets – 3.6%
Cboe Global Markets Inc	638,291	124,722,061
Charles Schwab Corp	2,437,966	180,433,864
LPL Financial Holdings Inc	1,522,214	497,018,093
		802,174,018
Chemicals – 1.2%
Corteva Inc	4,880,839	278,012,589
Commercial Services & Supplies – 4.5%
Cimpress PLC*,£	2,355,405	168,929,647
Clean Harbors Inc*	920,446	211,831,442
RB Global Inc	2,544,231	229,515,079
Rentokil Initial PLC	12,364,952	61,416,136
Rentokil Initial PLC (ADR)	6,389,737	161,788,141
Veralto Corp	1,744,191	177,645,853
		1,011,126,298
Construction & Engineering – 1.0%
APi Group Corp*	6,354,758	228,580,645
Diversified Financial Services – 2.9%
Global Payments Inc	1,846,662	206,936,944
WEX Inc*,£	2,499,077	438,138,179
		645,075,123
Electric Utilities – 1.9%
Alliant Energy Corp	7,227,173	427,415,011
Electrical Equipment – 0.8%
Sensata Technologies Holding PLC	6,977,054	191,171,280
Electronic Equipment, Instruments & Components – 6.3%
CDW Corp/DE	1,229,015	213,897,771
Flex Ltd*	15,424,119	592,131,928
TE Connectivity PLC	863,581	123,466,176
Teledyne Technologies Inc*	1,044,302	484,691,887
		1,414,187,762
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	61,483,916
Liberty Media Corp-Liberty Formula One - Series C*	5,403,914	500,726,671
		562,210,587
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	1,402,969	105,138,497
Health Care Equipment & Supplies – 8.0%
Boston Scientific Corp*	7,894,617	705,147,190
Cooper Cos Inc/The*	1,678,964	154,347,161
ICU Medical Inc*,£	1,230,753	190,975,943
Lantheus Holdings Inc*	810,291	72,488,633
STERIS PLC	739,181	151,946,046
Teleflex Inc£	2,885,870	513,627,143
		1,788,532,116
Hotels, Restaurants & Leisure – 3.1%
Aramark	9,159,786	341,751,616
DoorDash Inc - Class A*	1,468,080	246,270,420
Entain PLC	11,682,308	100,038,558
		688,060,594
Industrial Real Estate Investment Trusts (REITs) – 0.5%
Lineage Inc#	1,881,431	110,195,414

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Information Technology Services – 6.2%
Amdocs Ltd	4,999,330	$425,642,956
GoDaddy Inc*	4,831,712	953,634,998
		1,379,277,954
Insurance – 6.2%
Intact Financial Corp	3,417,236	622,273,136
Ryan Specialty Group Holdings Inc - Class A	1,803,099	115,686,832
Willis Towers Watson PLC	650,846	203,871,001
WR Berkley Corp	7,515,565	439,810,864
		1,381,641,833
Interactive Media & Services – 0.4%
Ziff Davis Inc*	1,581,368	85,931,537
Life Sciences Tools & Services – 5.3%
Avantor Inc*	12,453,192	262,388,755
Illumina Inc*	1,264,966	169,037,407
PerkinElmer Inc	4,484,187	500,480,111
Waters Corp*	666,463	247,244,444
		1,179,150,717
Machinery – 3.3%
Fortive Corp	5,739,805	430,485,375
Ingersoll Rand Inc	2,727,523	246,731,731
Wabtec Corp	291,724	55,307,953
		732,525,059
Multi-Utilities – 2.5%
Ameren Corp	3,512,382	313,093,731
DTE Energy Co	2,067,817	249,688,903
		562,782,634
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	2,985,739	299,768,196
Professional Services – 7.4%
Broadridge Financial Solutions Inc	1,784,760	403,516,389
Ceridian HCM Holding Inc*	3,792,263	275,469,984
SS&C Technologies Holdings Inc	9,770,978	740,444,713
TransUnion	2,085,935	193,387,034
UL Solutions Inc - Class A	1,018,815	50,818,492
		1,663,636,612
Road & Rail – 3.1%
JB Hunt Transport Services Inc	2,579,663	440,245,288
TFI International Inc#	1,889,400	255,239,046
		695,484,334
Semiconductor & Semiconductor Equipment – 4.9%
KLA Corp	301,996	190,293,720
Lam Research Corp	1,144,250	82,649,177
NXP Semiconductors NV	1,800,147	374,160,554
ON Semiconductor Corp*	7,018,238	442,499,906
		1,089,603,357
Software – 7.8%
AppLovin Corp - Class A*	1,696,277	549,305,381
Constellation Software Inc/Canada	318,214	984,090,024
Dynatrace Inc*	2,282,672	124,063,223
Topicus.com Inc	1,001,381	84,678,109
		1,742,136,737
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Lamar Advertising Co	1,972,027	240,074,567
Specialty Retail – 2.4%
Burlington Stores Inc*	571,031	162,778,097
CarMax Inc*	3,484,996	284,933,273
Wayfair Inc - Class A*	2,173,558	96,332,090
		544,043,460
Textiles, Apparel & Luxury Goods – 1.1%
Gildan Activewear Inc	5,102,808	240,087,116
Trading Companies & Distributors – 1.7%
Ferguson Enterprises Inc	2,179,865	378,359,168
Total Common Stocks (cost $13,436,843,490)		21,457,408,613
Investment Companies – 3.8%
Money Markets – 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $839,193,190)	839,051,986	839,219,796

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº,£	17,292,952	$17,292,952
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/2/25	$4,323,238	4,323,238
Total Investments Purchased with Cash Collateral from Securities Lending (cost $21,616,190)		21,616,190
Total Investments (total cost $14,297,652,870) – 99.8%		22,318,244,599
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		55,420,787
Net Assets – 100%		$22,373,665,386

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$18,988,045,803	85.1%
Canada	2,415,882,510	10.8
United Kingdom	323,242,835	1.5
Ireland	268,411,077	1.2
Belgium	188,175,855	0.8
Denmark	134,486,519	0.6
Total	$22,318,244,599	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Common Stocks - 6.0%
Commercial Services & Supplies - 0.8%
Cimpress PLC*
	$181,699,461	$11,085,515	$-	$-	$(23,855,329)	$168,929,647	2,355,405	$-
Diversified Financial Services - 2.0%
WEX Inc*
	524,131,419	-	-	-	(85,993,240)	438,138,179	2,499,077	-
Health Care Equipment & Supplies - 3.2%
ICU Medical Inc*
	224,267,812	-	-	-	(33,291,869)	190,975,943	1,230,753	-
Teleflex Inc
	699,360,119	13,727,637	-	-	(199,460,613)	513,627,143	2,885,870	981,196
Total Health Care Equipment & Supplies - 3.2%
	$923,627,931	$13,727,637	$-	$-	$(232,752,482)	$704,603,086	4,116,623	$981,196
Total Common Stocks - 6.0%
	$1,629,458,811	$24,813,152	$-	$-	$(342,601,051)	$1,311,670,912	8,971,105	$981,196
Investment Companies - 3.8%
Money Markets - 3.8%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	1,063,373,927	536,140,476	(760,294,607)	(3,577)	3,577	839,219,796	839,051,986	10,896,743
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.3732%ºº
	47,423,507	100,889,578	(131,020,133)	-	-	17,292,952	17,292,952	10,538 ∆
Total Affiliated Investments - 9.9%
	$2,740,256,245	$661,843,206	$(891,314,740)	$(3,577)	$(342,597,474)	$2,168,183,660	865,316,043	$11,888,477

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	1/9/25	(18,004,000)	$13,380,999	$851,631
Euro	1/9/25	31,025,000	(33,447,068)	(1,306,041)
				(454,410)
Barclays Capital, Inc.:
Canadian Dollar	1/9/25	(137,142,000)	101,942,484	6,502,443
Euro	1/9/25	22,881,000	(24,764,620)	(1,060,547)
Euro	1/9/25	(105,420,500)	116,374,859	7,162,183
				12,604,079
BNP Paribas:
Canadian Dollar	1/9/25	(37,833,000)	27,522,529	1,193,739
Euro	1/9/25	(14,072,000)	15,611,971	1,033,774
				2,227,513
Citibank, National Association:
Canadian Dollar	1/9/25	20,550,000	(15,098,897)	(797,714)
Canadian Dollar	1/9/25	(196,844,000)	145,836,541	8,848,606
Euro	1/9/25	(77,949,000)	86,271,101	5,518,127
				13,569,019
Goldman Sachs & Co. LLC:
Canadian Dollar	1/9/25	(30,878,000)	22,535,662	1,047,004
Euro	1/9/25	(51,249,000)	56,867,223	3,774,699
				4,821,703
HSBC Securities (USA), Inc.:
Canadian Dollar	1/9/25	65,540,000	(46,974,870)	(1,364,188)
Canadian Dollar	1/9/25	(153,318,000)	113,403,508	6,706,245
Euro	1/9/25	10,612,000	(11,232,696)	(238,962)
Euro	1/9/25	(192,802)	213,891	14,154
				5,117,249
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/9/25	(203,326,000)	151,080,279	9,581,383
Euro	1/9/25	(107,039,000)	118,739,979	7,850,583
				17,431,966
Morgan Stanley & Co. International PLC:
Canadian Dollar	1/9/25	2,699,000	(2,006,237)	(127,945)
Euro	1/9/25	5,440,000	(6,032,460)	(396,772)
Euro	1/9/25	(29,793,000)	32,102,246	1,237,535
				712,818
State Street Bank and Trust Company:
Canadian Dollar	1/9/25	(166,263,500)	123,537,913	7,831,600
Euro	1/9/25	(154,664,000)	170,803,298	10,575,741
				18,407,341
Total				$74,437,278

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	25,958,221	EUR	$270,630
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	25,554,387	EUR	591,694

Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	18,043,575	EUR	$(1,049,758)
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	18,644,513	EUR	2,534,894
Total						$2,347,460

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$102,313,265
Average amounts sold - in USD	1,224,353,094
Total return swaps:
Average notional amount	83,539,567

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2024.
#	Loaned security; a portion of the security is on loan at December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$949,710,162	$61,416,136	$-
Hotels, Restaurants & Leisure	588,022,036	100,038,558	-
All Other	19,758,221,721	-	-
Investment Companies	-	839,219,796	-
Investments Purchased with Cash Collateral from Securities Lending	-	21,616,190	-
Total Investments in Securities	$21,295,953,919	$1,022,290,680	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	79,729,447	-
OTC Swaps	-	3,397,218	-
Total Assets	$21,295,953,919	$1,105,417,345	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$5,292,169	$-
OTC Swaps	-	1,049,758	-
Total Liabilities	$-	$6,341,927	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70218 02-25